Payments, by Category - CAD ($)	Taxes	Royalties	Fees	Bonuses	Infrastructure	Total Payments
Total	$ 513,390,000	$ 244,090,000	$ 236,330,000	$ 156,120,000	$ 24,970,000	$ 1,174,900,000